Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2014	$ 4,898	¥ 460,685
2015	3,218	302,690
2016	1,498	140,865
2017	405	38,042
2018	119	11,164
Thereafter	44	4,126
Total minimum future rentals	$ 10,182	¥ 957,572